                                                                                                                         October 7, 2025

BNY MELLON ETF TRUST II

 -BNY Mellon Active Core Bond ETF
-BNY Mellon Core Plus ETF
-BNY Mellon Municipal Intermediate ETF
-BNY Mellon Municipal Opportunities ETF
-BNY Mellon Municipal Short Duration ETF

Supplement to Current Summary Prospectus, Prospectus, and Statement of Additional Information

Shares of these funds are not currently being offered.

ETFSTK1025